S000010309 [Member] Expense Example - AB Small Cap Growth Portfolio	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 536
Expense Example, with Redemption, 3 Years	772
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	1,752
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	292	[1]
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,021
Expense Example, with Redemption, 10 Years	2,016
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	$ 989

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.